Securities and Exchange Commission
Washington, DC 20549
Amended Rule 23c-2 Notice of Intention to
Redeem Securities

of

DWS Municipal Income Trust
345 Park Avenue
New York, New York  10154-0004

under the

Investment Company Act of 1940

Investment Company Act File No. 811-05655

The undersigned registered closed-end investment company hereby amends the Notice of Intention to Redeem Securities originally filed with the Securities and Exchange Commission (“SEC”) on September 12, 2008 and amended on October 14, 2008 to notify the SEC that it intends to redeem securities of which it is the issuer, as set forth below, in accordance with Rule 23c-2 under the Investment Company Act of 1940.

(1)	Title of the class of securities of DWS Municipal Income Trust (the “Fund”) to be redeemed:

Preferred shares of beneficial interest, par value $0.01 per share, Series A (CUSIP #81118R109), Series B (CUSIP #81118R208), Series C (CUSIP #81118R307), Series D (CUSIP #81118R406) and Series E (CUSIP #81118R505) (the “Preferred Shares”).

(2)	The securities are to be redeemed on or about the dates set forth below:

Series	Date
A	August 28, 2009
B	August 28, 2009
C	August 28, 2009
D	August 28, 2009
E	August 31, 2009

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares are to be redeemed pursuant to Section 3(a)(i) of the Fund’s Amended and Restated Certificate of Designation for Preferred Shares.

(4)	The number of shares to be redeemed and the basis upon which the shares are to be selected:

The Fund intends to redeem the number of outstanding Preferred Shares set forth below.  The Preferred Shares to be redeemed were allocated by the Fund among the various Series on a pro rata basis.   The Depository Trust Company, the Preferred Shares’ holder of record, will select by lot the Preferred Shares to be redeemed within each Series.

Series	Number of Shares
A	2,700
B	2,675
C	2,700
D	2,675
E	2,500

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Amended Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 23rd day of July, 2009.

DWS MUNICIPAL INCOME TRUST

By:	/s/Paul H. Schubert
Name: Paul H. Schubert
Title: Chief Financial Officer and Treasurer